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February 1, 2010

Via EDGAR

Ms. Rebecca A. Marquigny
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549-0505

Re:	First Eagle Variable Funds
485APOS Filing - Registration Statement

Dear Ms. Marquigny:

On behalf of First Eagle Variable Funds, we herewith transmit the enclosed Registration Statement as a 485APOS filing pursuant to Rule 485(a)(1) promulgated under the Securities Act of 1933.

The accompanying Registration Statement is being filed early for your review of changes made to conform with the new summary prospectus regulations.  April 15, 2010 is our customary effective date for these annual updates, so we will be working towards that date going forward.

For your information, Mr. John Ganley, the SEC examiner for the First Eagle Funds, which is part of the same family of funds as the First Eagle Variable Funds, already reviewed and provided comments to the First Eagle Funds’ Registration Statement.  We incorporated many of his comments in the First Eagle Variable Funds’ Registration Statement.

If you have any questions or comments concerning the Registration Statement, please call me at (212) 848-8531 or Nathan J. Greene at (212) 848-4668.

We appreciate your time and attention to this matter.

Very truly yours,

/s/ Michael J. Blankenship
Michael J. Blankenship

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